Long-Term Investment (Details) - USD ($)	Dec. 09, 2025	Aug. 26, 2025	Aug. 15, 2025	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Long-Term Investment[Line Items]
Initial fair value (in Dollars)		$ 7,097,000
Investment (in Dollars)				$ 3,325,000	$ 3,325,000
Share Purchase Agreement [Member]
Long-Term Investment[Line Items]
Issue and sale of common stock			3,000
Nominal consideration investment (in Dollars)			$ 3,079,700
Weighted Average Cost of Capital [Member]
Long-Term Investment[Line Items]
Fair value percent				0.50%
Minimum [Member]
Long-Term Investment[Line Items]
Fair value percent				4.00%
Minimum [Member] | Discount for Lack of Marketability [Member]
Long-Term Investment[Line Items]
Fair value percent				5.00%
Minimum [Member] | Perpetual Growth Rate [Member]
Long-Term Investment[Line Items]
Fair value percent				0.50%
Maximum [Member]
Long-Term Investment[Line Items]
Fair value percent				5.00%
Maximum [Member] | Discount for Lack of Marketability [Member]
Long-Term Investment[Line Items]
Fair value percent				6.00%
Maximum [Member] | Perpetual Growth Rate [Member]
Long-Term Investment[Line Items]
Fair value percent				3.00%
Class B Ordinary Shares [Member] | Share Purchase Agreement [Member]
Long-Term Investment[Line Items]
Issue and sale of common stock		104,000,000	104,000,000
Investment in Tongxin Innovation Limited [Member]
Long-Term Investment[Line Items]
Issued percent			30.00%
Investment (in Dollars)				$ 3,325,000	$ 3,325,000
Acquired equity interests			30.00%
Investment in Tongxin Innovation Limited [Member] | Class B Ordinary Shares [Member]
Long-Term Investment[Line Items]
Issued percent		30.00%
Acquired equity interests		30.00%
Trident Aliska Digital Tech Ghana Ltd [Member]
Long-Term Investment[Line Items]
Issued percent	50.00%
Net losses	$ 319,017
Acquired equity interests	50.00%
Aliska Business Advisory and Research Limited [Member]
Long-Term Investment[Line Items]
Issued percent	50.00%
Acquired equity interests	50.00%